NVIT S&P 500 Index Fund
Shareholder Fees (paid directly from your investment)
Shareholder Fees - NVIT S&P 500 Index Fund (USD $)	Class Y Shares	Class I Shares	Class II Shares	Class IV Shares
Shareholder Fees (paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT S&P 500 Index Fund		Class Y Shares	Class I Shares	Class II Shares	Class IV Shares
Management Fees	[1]	0.12%	0.12%	0.12%	0.12%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses	[2]	0.07%	0.22%	0.22%	0.17%
Total Annual Fund Operating Expenses		0.19%	0.34%	0.59%	0.29%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
[2]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Expense Example - NVIT S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	20	62	108	245
Class I Shares	35	110	192	433
Class II Shares	61	190	330	740
Class IV Shares	30	94	164	371